CONTRACT COSTS, NET - Movement of impairment of contract costs (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
CONTRACT COSTS, NET
Beginning balance	¥ 8,394,288	$ 1,150,013	¥ 2,586,155
Reversal of allowance	(521,268)	(71,413)	4,532,872
Charge to cost of sales	(829,611)	(113,656)	1,275,261
Ending balance	¥ 7,043,409	$ 964,944	¥ 8,394,288